Note 8 - Fair Value Sesitivity Analysis Level 3 Assets (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Results Member [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	€ 372,000,000
Results Member [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(126,000,000)
Results Member [Member] | Financial Assets Held For Trading [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	5,000,000
Results Member [Member] | Financial Assets Held For Trading [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(60,000,000)
Results Member [Member] | Financial Assets Held For Trading [Member] | Loans and receivables [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Results Member [Member] | Financial Assets Held For Trading [Member] | Loans and receivables [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(10,000,000)
Results Member [Member] | Financial Assets Held For Trading [Member] | Debt Securities [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	3,000,000
Results Member [Member] | Financial Assets Held For Trading [Member] | Debt Securities [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Results Member [Member] | Financial Assets Held For Trading [Member] | Equity instruments [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	1,000,000
Results Member [Member] | Financial Assets Held For Trading [Member] | Equity instruments [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(48,000,000)
Results Member [Member] | Financial Assets Held For Trading [Member] | Derivatives [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	2,000,000
Results Member [Member] | Financial Assets Held For Trading [Member] | Derivatives [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(2,000,000)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	367,000,000
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(66,000,000)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and receivables [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	354,000,000
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and receivables [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(61,000,000)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	7,000,000
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	5,000,000
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(6,000,000)
Results Member [Member] | Financial assets designated at fair value through profit or loss [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Results Member [Member] | Financial assets designated at fair value through profit or loss [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Results Member [Member] | Financial assets designated at fair value through other comprehensive income [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Results Member [Member] | Financial assets designated at fair value through other comprehensive income [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	10,000,000
Other Comprehensive Impact [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	(1,000,000)
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Loans and receivables [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Loans and receivables [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Debt Securities [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Debt Securities [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Equity instruments [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Equity instruments [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Derivatives [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Derivatives [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and receivables [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and receivables [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial assets designated at fair value through profit or loss [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial assets designated at fair value through profit or loss [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	0
Other Comprehensive Impact [Member] | Financial assets designated at fair value through other comprehensive income [Member] | Favourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	10,000,000
Other Comprehensive Impact [Member] | Financial assets designated at fair value through other comprehensive income [Member] | Desfavourable Hypothesis [Member]
Sensitivity Analysis Assets Line Items
Tier 3 Financial Instruments	€ (1,000,000)